UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2016 (Unaudited)

Deutsche Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 12.7%
Auto Components 0.3%
BorgWarner, Inc.	6,273	240,883
Delphi Automotive PLC	8,020	601,661
Goodyear Tire & Rubber Co.	7,732	255,001
Johnson Controls, Inc.	18,739	730,259
		1,827,804
Automobiles 0.6%
Ford Motor Co. (a)	112,687	1,521,274
General Motors Co.	40,623	1,276,781
Harley-Davidson, Inc. (a)	5,296	271,844
		3,069,899
Distributors 0.1%
Genuine Parts Co.	4,338	431,024
Diversified Consumer Services 0.0%
H&R Block, Inc. (a)	6,659	175,931
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	13,030	687,593
Chipotle Mexican Grill, Inc.* (a)	868	408,802
Darden Restaurants, Inc.	3,276	217,199
Marriott International, Inc. "A" (a)	5,504	391,775
McDonald's Corp.	26,037	3,272,330
Royal Caribbean Cruises Ltd.	4,904	402,864
Starbucks Corp.	42,687	2,548,414
Starwood Hotels & Resorts Worldwide, Inc.	4,880	407,138
Wyndham Worldwide Corp.	3,238	247,480
Wynn Resorts Ltd. (a)	2,353	219,841
Yum! Brands, Inc.	11,805	966,239
		9,769,675
Household Durables 0.4%
D.R. Horton, Inc.	9,575	289,452
Garmin Ltd. (a)	3,278	130,989
Harman International Industries, Inc.	2,066	183,957
Leggett & Platt, Inc.	3,844	186,050
Lennar Corp. "A" (a)	5,115	247,361
Mohawk Industries, Inc.*	1,848	352,783
Newell Rubbermaid, Inc. (a)	7,745	343,026
PulteGroup, Inc.	9,178	171,720
Whirlpool Corp. (a)	2,239	403,781
		2,309,119
Internet & Catalog Retail 2.0%
Amazon.com, Inc.*	11,151	6,619,680
Expedia, Inc.	3,415	368,205
Netflix, Inc.* (a)	12,366	1,264,176
The Priceline Group, Inc.*	1,433	1,847,080
TripAdvisor, Inc.*	3,298	219,317
		10,318,458
Leisure Products 0.1%
Hasbro, Inc.	3,184	255,039
Mattel, Inc. (a)	9,728	327,055
		582,094
Media 3.1%
Cablevision Systems Corp. (New York Group) "A"	6,427	212,091
CBS Corp. "B"	12,207	672,484
Comcast Corp. "A"	70,269	4,292,031
Discovery Communications, Inc. "A"* (a)	4,359	124,798
Discovery Communications, Inc. "C"*	6,708	181,116
Interpublic Group of Companies, Inc.	11,703	268,584
News Corp. "A"	10,954	139,883
News Corp. "B"	2,814	37,286
Omnicom Group, Inc.	6,933	577,034
Scripps Networks Interactive, Inc. "A" (a)	2,677	175,343
TEGNA, Inc.	6,361	149,229
Time Warner Cable, Inc.	8,181	1,673,996
Time Warner, Inc.	22,828	1,656,171
Twenty-First Century Fox, Inc. "A"	32,396	903,200
Twenty-First Century Fox, Inc. "B"	12,517	352,979
Viacom, Inc. "B"	10,013	413,337
Walt Disney Co.	43,353	4,305,386
		16,134,948
Multiline Retail 0.7%
Dollar General Corp.	8,415	720,324
Dollar Tree, Inc.*	6,802	560,893
Kohl's Corp.	5,385	250,995
Macy's, Inc.	8,999	396,766
Nordstrom, Inc. (a)	3,646	208,588
Target Corp.	17,423	1,433,564
		3,571,130
Specialty Retail 2.6%
Advance Auto Parts, Inc.	2,121	340,081
AutoNation, Inc.*	2,119	98,915
AutoZone, Inc.*	874	696,307
Bed Bath & Beyond, Inc.*	4,754	235,988
Best Buy Co., Inc.	8,129	263,705
CarMax, Inc.* (a)	5,591	285,700
GameStop Corp. "A" (a)	2,897	91,922
Home Depot, Inc.	36,620	4,886,207
L Brands, Inc.	7,368	646,984
Lowe's Companies, Inc.	26,447	2,003,360
O'Reilly Automotive, Inc.* (a)	2,810	768,985
Ross Stores, Inc.	11,718	678,472
Signet Jewelers Ltd.	2,272	281,796
Staples, Inc.	19,046	210,077
The Gap, Inc. (a)	6,645	195,363
Tiffany & Co. (a)	3,155	231,514
TJX Companies, Inc.	19,357	1,516,621
Tractor Supply Co.	3,834	346,824
Urban Outfitters, Inc.*	2,644	87,490
		13,866,311
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	8,055	322,925
Hanesbrands, Inc.	11,342	321,432
Michael Kors Holdings Ltd.*	5,123	291,806
NIKE, Inc. "B"	39,014	2,398,191
PVH Corp.	2,321	229,918
Ralph Lauren Corp.	1,663	160,080
Under Armour, Inc. "A"* (a)	5,253	445,612
VF Corp.	9,854	638,145
		4,808,109
Consumer Staples 10.3%
Beverages 2.4%
Brown-Forman Corp. "B"	2,917	287,237
Coca-Cola Co.	112,491	5,218,458
Coca-Cola Enterprises, Inc.	6,072	308,093
Constellation Brands, Inc. "A"	5,083	767,990
Dr. Pepper Snapple Group, Inc. (a)	5,423	484,925
Molson Coors Brewing Co. "B"	5,316	511,293
Monster Beverage Corp.*	4,340	578,869
PepsiCo, Inc.	41,726	4,276,080
		12,432,945
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	12,705	2,002,054
CVS Health Corp. (a)	31,728	3,291,145
Kroger Co.	28,161	1,077,158
Sysco Corp.	15,173	709,034
Wal-Mart Stores, Inc.	45,316	3,103,693
Walgreens Boots Alliance, Inc.	24,928	2,099,935
Whole Foods Market, Inc. (a)	9,407	292,652
		12,575,671
Food Products 1.7%
Archer-Daniels-Midland Co.	17,210	624,895
Campbell Soup Co.	5,188	330,943
ConAgra Foods, Inc.	12,541	559,579
General Mills, Inc.	17,131	1,085,249
Hormel Foods Corp. (a)	7,797	337,142
Kellogg Co.	7,282	557,437
Kraft Heinz Co.	17,168	1,348,718
McCormick & Co., Inc. (a)	3,335	331,766
Mead Johnson Nutrition Co.	5,389	457,903
Mondelez International, Inc. "A"	45,306	1,817,677
The Hershey Co.	4,152	382,358
The JM Smucker Co.	3,460	449,246
Tyson Foods, Inc. "A" (a)	8,463	564,144
		8,847,057
Household Products 2.0%
Church & Dwight Co., Inc.	3,726	343,463
Clorox Co.	3,751	472,851
Colgate-Palmolive Co.	25,797	1,822,558
Kimberly-Clark Corp.	10,424	1,402,132
Procter & Gamble Co.	76,602	6,305,111
		10,346,115
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	6,412	604,716
Tobacco 1.7%
Altria Group, Inc.	56,535	3,542,483
Philip Morris International, Inc.	44,737	4,389,147
Reynolds American, Inc.	23,902	1,202,510
		9,134,140
Energy 6.7%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	12,668	555,238
Cameron International Corp.*	5,511	369,513
Diamond Offshore Drilling, Inc. (a)	1,919	41,700
FMC Technologies, Inc.*	6,558	179,427
Halliburton Co.	24,841	887,320
Helmerich & Payne, Inc. (a)	3,071	180,329
National Oilwell Varco, Inc. (a)	10,777	335,165
Schlumberger Ltd. (a)	36,212	2,670,635
Transocean Ltd. (a)	10,116	92,460
		5,311,787
Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	14,693	684,253
Apache Corp.	10,933	533,640
Cabot Oil & Gas Corp.	13,245	300,794
California Resources Corp.	1	1
Chesapeake Energy Corp. (a)	16,148	66,530
Chevron Corp.	54,390	5,188,806
Cimarex Energy Co.	2,691	261,754
Columbia Pipeline Group, Inc.	11,563	290,231
Concho Resources, Inc.*	3,735	377,384
ConocoPhillips	35,714	1,438,203
Devon Energy Corp.	14,756	404,905
EOG Resources, Inc.	15,892	1,153,441
EQT Corp.	4,619	310,674
Exxon Mobil Corp.	119,935	10,025,367
Hess Corp.	7,658	403,194
Kinder Morgan, Inc.	52,864	944,151
Marathon Oil Corp.	24,231	269,933
Marathon Petroleum Corp.	15,292	568,557
Murphy Oil Corp. (a)	4,804	121,013
Newfield Exploration Co.*	5,678	188,793
Noble Energy, Inc.	12,409	389,767
Occidental Petroleum Corp. (a)	22,066	1,509,976
ONEOK, Inc. (a)	6,062	181,011
Phillips 66	13,559	1,174,074
Pioneer Natural Resources Co.	4,718	664,011
Range Resources Corp. (a)	4,820	156,072
Southwestern Energy Co.* (a)	10,699	86,341
Spectra Energy Corp.	19,408	593,885
Tesoro Corp.	3,449	296,648
Valero Energy Corp.	13,589	871,598
Williams Companies, Inc.	19,556	314,265
		29,769,272
Financials 15.4%
Banks 5.2%
Bank of America Corp.	298,211	4,031,813
BB&T Corp.	22,577	751,137
Citigroup, Inc.	85,142	3,554,678
Citizens Financial Group, Inc.	15,285	320,221
Comerica, Inc.	5,167	195,674
Fifth Third Bancorp.	22,685	378,613
Huntington Bancshares, Inc.	23,020	219,611
JPMorgan Chase & Co.	105,979	6,276,076
KeyCorp	23,787	262,608
M&T Bank Corp.	4,602	510,822
People's United Financial, Inc. (a)	8,846	140,917
PNC Financial Services Group, Inc.	14,471	1,223,812
Regions Financial Corp.	37,128	291,455
SunTrust Banks, Inc.	14,619	527,453
U.S. Bancorp.	47,140	1,913,413
Wells Fargo & Co.	133,388	6,450,644
Zions Bancorp.	5,877	142,282
		27,191,229
Capital Markets 1.8%
Affiliated Managers Group, Inc.*	1,538	249,771
Ameriprise Financial, Inc.	4,866	457,453
Bank of New York Mellon Corp.	30,966	1,140,478
BlackRock, Inc.	3,639	1,239,334
Charles Schwab Corp.	34,664	971,285
E*TRADE Financial Corp.*	8,040	196,900
Franklin Resources, Inc.	10,747	419,670
Invesco Ltd.	11,990	368,932
Legg Mason, Inc.	3,054	105,913
Morgan Stanley	44,077	1,102,366
Northern Trust Corp.	6,217	405,162
State Street Corp.	11,538	675,204
T. Rowe Price Group, Inc.	7,133	523,990
The Goldman Sachs Group, Inc.	11,332	1,778,897
		9,635,355
Consumer Finance 0.8%
American Express Co.	23,663	1,452,908
Capital One Financial Corp.	15,228	1,055,453
Discover Financial Services	11,959	608,952
Navient Corp.	10,301	123,303
Synchrony Financial*	24,077	690,047
		3,930,663
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. "B"*	54,103	7,676,133
CME Group, Inc.	9,776	938,985
Intercontinental Exchange, Inc.	3,434	807,471
Leucadia National Corp.	9,340	151,028
McGraw Hill Financial, Inc.	7,664	758,583
Moody's Corp.	4,901	473,240
Nasdaq, Inc.	3,318	220,249
		11,025,689
Insurance 2.6%
Aflac, Inc.	12,129	765,825
Allstate Corp.	10,931	736,421
American International Group, Inc.	33,198	1,794,352
Aon PLC	7,798	814,501
Assurant, Inc.	1,916	147,819
Chubb Ltd.	13,300	1,584,695
Cincinnati Financial Corp.	4,230	276,473
Hartford Financial Services Group, Inc.	11,465	528,307
Lincoln National Corp.	6,981	273,655
Loews Corp.	7,774	297,433
Marsh & McLennan Companies, Inc.	15,040	914,282
MetLife, Inc.	31,677	1,391,887
Principal Financial Group, Inc.	7,822	308,578
Progressive Corp.	16,858	592,390
Prudential Financial, Inc.	12,886	930,627
The Travelers Companies, Inc.	8,514	993,669
Torchmark Corp.	3,283	177,807
Unum Group	6,755	208,865
Willis Towers Watson PLC	3,992	473,691
XL Group PLC	8,447	310,850
		13,522,127
Real Estate Investment Trusts 2.9%
American Tower Corp. (REIT)	12,240	1,253,009
Apartment Investment & Management Co. "A" (REIT)	4,594	192,121
AvalonBay Communities, Inc. (REIT)	3,959	753,002
Boston Properties, Inc. (REIT)	4,444	564,744
Crown Castle International Corp. (REIT)	9,637	833,600
Equinix, Inc. (REIT)	1,989	657,782
Equity Residential (REIT)	10,550	791,567
Essex Property Trust, Inc. (REIT)	1,893	442,697
Extra Space Storage, Inc. (REIT)	3,615	337,858
Federal Realty Investment Trust (REIT)	2,019	315,065
General Growth Properties, Inc. (REIT)	16,824	500,178
HCP, Inc. (REIT)	13,453	438,299
Host Hotels & Resorts, Inc. (REIT)	21,763	363,442
Iron Mountain, Inc. (REIT) (a)	5,410	183,453
Kimco Realty Corp. (REIT)	11,935	343,489
Prologis, Inc. (REIT)	15,177	670,520
Public Storage (REIT)	4,250	1,172,277
Realty Income Corp. (REIT) (a)	7,235	452,260
Simon Property Group, Inc. (REIT)	8,932	1,855,087
SL Green Realty Corp. (REIT)	2,863	277,367
The Macerich Co. (REIT)	3,648	289,068
UDR, Inc. (REIT)	7,741	298,261
Ventas, Inc. (REIT)	9,713	611,530
Vornado Realty Trust (REIT)	5,131	484,520
Welltower, Inc. (REIT)	10,262	711,567
Weyerhaeuser Co. (REIT)	22,804	706,468
		15,499,231
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	8,413	242,463
Health Care 14.1%
Biotechnology 3.1%
AbbVie, Inc.	46,533	2,657,965
Alexion Pharmaceuticals, Inc.*	6,508	906,044
Amgen, Inc.	21,717	3,256,030
Baxalta, Inc.	19,673	794,789
Biogen, Inc.*	6,315	1,643,921
Celgene Corp.*	22,574	2,259,432
Gilead Sciences, Inc.	39,474	3,626,081
Regeneron Pharmaceuticals, Inc.*	2,255	812,792
Vertex Pharmaceuticals, Inc.*	7,119	565,889
		16,522,943
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	42,550	1,779,867
Baxter International, Inc.	15,827	650,173
Becton, Dickinson & Co.	6,116	928,531
Boston Scientific Corp.*	38,953	732,706
C.R. Bard, Inc.	2,130	431,687
DENTSPLY SIRONA, Inc.	6,970	429,561
Edwards Lifesciences Corp.*	6,197	546,637
Hologic, Inc.*	7,094	244,743
Intuitive Surgical, Inc.*	1,080	649,134
Medtronic PLC	40,603	3,045,225
St. Jude Medical, Inc.	8,202	451,110
Stryker Corp.	9,046	970,545
Varian Medical Systems, Inc.*	2,803	224,296
Zimmer Biomet Holdings, Inc.	5,174	551,704
		11,635,919
Health Care Providers & Services 2.7%
Aetna, Inc.	10,098	1,134,510
AmerisourceBergen Corp.	5,645	488,575
Anthem, Inc.	7,551	1,049,514
Cardinal Health, Inc.	9,514	779,672
Centene Corp.*	4,916	302,678
Cigna Corp.	7,388	1,013,929
DaVita HealthCare Partners, Inc.*	4,798	352,077
Express Scripts Holding Co.* (a)	19,296	1,325,442
HCA Holdings, Inc.*	8,829	689,103
Henry Schein, Inc.*	2,367	408,615
Humana, Inc.	4,286	784,124
Laboratory Corp. of America Holdings*	2,944	344,831
McKesson Corp.	6,604	1,038,479
Patterson Companies, Inc.	2,431	113,114
Quest Diagnostics, Inc.	4,110	293,660
Tenet Healthcare Corp.*	2,746	79,442
UnitedHealth Group, Inc.	27,451	3,538,434
Universal Health Services, Inc. "B"	2,616	326,268
		14,062,467
Health Care Technology 0.1%
Cerner Corp.*	8,757	463,771
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	9,486	378,017
Illumina, Inc.*	4,247	688,481
PerkinElmer, Inc.	3,098	153,227
Thermo Fisher Scientific, Inc.	11,442	1,620,073
Waters Corp.*	2,354	310,540
		3,150,338
Pharmaceuticals 5.4%
Allergan PLC*	11,399	3,055,274
Bristol-Myers Squibb Co.	48,214	3,079,910
Eli Lilly & Co.	28,113	2,024,417
Endo International PLC*	5,837	164,312
Johnson & Johnson	79,687	8,622,133
Mallinckrodt PLC*	3,235	198,241
Merck & Co., Inc.	80,146	4,240,525
Mylan NV*	11,909	551,982
Perrigo Co. PLC	4,231	541,272
Pfizer, Inc.	174,672	5,177,278
Zoetis, Inc.	13,234	586,663
		28,242,007
Industrials 10.0%
Aerospace & Defense 2.4%
Boeing Co. (a)	17,987	2,283,270
General Dynamics Corp.	8,448	1,109,814
Honeywell International, Inc.	22,215	2,489,191
L-3 Communications Holdings, Inc.	2,246	266,151
Lockheed Martin Corp.	7,583	1,679,634
Northrop Grumman Corp.	5,224	1,033,830
Raytheon Co.	8,634	1,058,787
Rockwell Collins, Inc.	3,797	350,121
Textron, Inc.	7,851	286,247
United Technologies Corp.	22,467	2,248,947
		12,805,992
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,154	308,351
Expeditors International of Washington, Inc.	5,214	254,495
FedEx Corp.	7,407	1,205,267
United Parcel Service, Inc. "B"	19,933	2,102,334
		3,870,447
Airlines 0.6%
American Airlines Group, Inc.	17,428	714,722
Delta Air Lines, Inc.	22,479	1,094,278
Southwest Airlines Co.	18,429	825,619
United Continental Holdings, Inc.*	10,387	621,766
		3,256,385
Building Products 0.1%
Allegion PLC	2,818	179,535
Masco Corp.	9,648	303,429
		482,964
Commercial Services & Supplies 0.4%
ADT Corp.	4,780	197,223
Cintas Corp. (a)	2,489	223,537
Pitney Bowes, Inc.	5,488	118,211
Republic Services, Inc.	6,921	329,786
Stericycle, Inc.*	2,458	310,175
Tyco International PLC	12,280	450,799
Waste Management, Inc.	11,998	707,882
		2,337,613
Construction & Engineering 0.1%
Fluor Corp. (a)	3,925	210,773
Jacobs Engineering Group, Inc.*	3,539	154,123
Quanta Services, Inc.*	4,664	105,220
		470,116
Electrical Equipment 0.5%
AMETEK, Inc.	6,822	340,964
Eaton Corp. PLC	13,259	829,483
Emerson Electric Co.	18,575	1,010,108
Rockwell Automation, Inc.	3,800	432,250
		2,612,805
Industrial Conglomerates 2.6%
3M Co.	17,476	2,912,026
Danaher Corp.	17,273	1,638,517
General Electric Co.	269,450	8,565,815
Roper Technologies, Inc.	2,926	534,785
		13,651,143
Machinery 1.3%
Caterpillar, Inc.	16,835	1,288,551
Cummins, Inc. (a)	4,692	515,839
Deere & Co. (a)	8,663	666,964
Dover Corp.	4,429	284,918
Flowserve Corp. (a)	3,711	164,806
Illinois Tool Works, Inc.	9,467	969,800
Ingersoll-Rand PLC	7,444	461,602
PACCAR, Inc.	10,176	556,525
Parker-Hannifin Corp. (a)	3,927	436,211
Pentair PLC	5,180	281,067
Snap-on, Inc.	1,683	264,214
Stanley Black & Decker, Inc.	4,411	464,081
Xylem, Inc.	5,082	207,854
		6,562,432
Professional Services 0.3%
Dun & Bradstreet Corp.	1,023	105,451
Equifax, Inc.	3,435	392,586
Nielsen Holdings PLC	10,461	550,876
Robert Half International, Inc.	3,730	173,744
Verisk Analytics, Inc.*	4,471	357,322
		1,579,979
Road & Rail 0.8%
CSX Corp.	27,837	716,803
J.B. Hunt Transport Services, Inc.	2,539	213,885
Kansas City Southern	3,140	268,313
Norfolk Southern Corp.	8,615	717,199
Ryder System, Inc. (a)	1,566	101,446
Union Pacific Corp.	24,448	1,944,838
		3,962,484
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	8,343	408,807
United Rentals, Inc.*	2,635	163,871
W.W. Grainger, Inc. (a)	1,644	383,759
		956,437
Information Technology 20.5%
Communications Equipment 1.0%
Cisco Systems, Inc.	145,339	4,137,801
F5 Networks, Inc.*	1,985	210,112
Harris Corp.	3,542	275,780
Juniper Networks, Inc.	10,368	264,488
Motorola Solutions, Inc.	4,588	347,312
		5,235,493
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	8,916	515,523
Corning, Inc.	32,182	672,282
FLIR Systems, Inc.	3,838	126,462
TE Connectivity Ltd.	10,697	662,358
		1,976,625
Internet Software & Services 4.3%
Akamai Technologies, Inc.*	5,031	279,573
Alphabet, Inc. "A"*	8,451	6,447,268
Alphabet, Inc. "C"*	8,583	6,393,906
eBay, Inc.*	31,338	747,725
Facebook, Inc. "A"*	66,281	7,562,662
VeriSign, Inc.* (a)	2,757	244,105
Yahoo!, Inc.*	25,186	927,096
		22,602,335
IT Services 3.7%
Accenture PLC "A"	18,133	2,092,548
Alliance Data Systems Corp.*	1,713	376,860
Automatic Data Processing, Inc.	13,215	1,185,518
Cognizant Technology Solutions Corp. "A"*	17,598	1,103,394
CSRA, Inc.	4,064	109,322
Fidelity National Information Services, Inc.	7,983	505,404
Fiserv, Inc.*	6,442	660,820
International Business Machines Corp.	25,531	3,866,670
MasterCard, Inc. "A"	28,311	2,675,389
Paychex, Inc.	9,286	501,537
PayPal Holdings, Inc.*	32,136	1,240,449
Teradata Corp.*	3,996	104,855
Total System Services, Inc.	4,839	230,240
Visa, Inc. "A" (a)	55,413	4,237,986
Western Union Co. (a)	14,540	280,477
Xerox Corp.	27,142	302,905
		19,474,374
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	8,976	531,289
Applied Materials, Inc.	32,706	692,713
Broadcom Ltd.	10,711	1,654,850
First Solar, Inc.* (a)	2,209	151,250
Intel Corp.	136,450	4,414,158
KLA-Tencor Corp.	4,458	324,587
Lam Research Corp. (a)	4,604	380,290
Linear Technology Corp.	6,944	309,425
Microchip Technology, Inc. (a)	5,826	280,813
Micron Technology, Inc.*	30,010	314,205
NVIDIA Corp.	14,765	526,077
Qorvo, Inc.*	3,643	183,644
QUALCOMM, Inc.	43,181	2,208,276
Skyworks Solutions, Inc.	5,543	431,800
Texas Instruments, Inc.	29,045	1,667,764
Xilinx, Inc.	7,394	350,697
		14,421,838
Software 4.3%
Activision Blizzard, Inc.	14,647	495,655
Adobe Systems, Inc.*	14,390	1,349,782
Autodesk, Inc.*	6,512	379,715
CA, Inc.	8,566	263,747
Citrix Systems, Inc.*	4,449	349,602
Electronic Arts, Inc.*	8,935	590,693
Intuit, Inc.	7,419	771,650
Microsoft Corp.	228,413	12,615,250
Oracle Corp. (a)	90,995	3,722,606
Red Hat, Inc.*	5,280	393,413
salesforce.com, Inc.*	18,215	1,344,813
Symantec Corp.	18,872	346,867
		22,623,793
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	160,138	17,453,441
EMC Corp.	56,272	1,499,649
Hewlett Packard Enterprise Co.	49,600	879,408
HP, Inc.	49,904	614,817
NetApp, Inc.	8,349	227,844
SanDisk Corp.	5,813	442,253
Seagate Technology PLC	8,484	292,274
Western Digital Corp.	6,688	315,941
		21,725,627
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	5,605	807,400
Airgas, Inc.	1,882	266,566
CF Industries Holdings, Inc.	6,850	214,679
Dow Chemical Co.	32,259	1,640,693
E.I. du Pont de Nemours & Co.	25,175	1,594,081
Eastman Chemical Co.	4,274	308,711
Ecolab, Inc.	7,693	857,923
FMC Corp.	3,907	157,726
International Flavors & Fragrances, Inc.	2,280	259,396
LyondellBasell Industries NV "A"	9,985	854,516
Monsanto Co.	12,718	1,115,877
PPG Industries, Inc.	7,701	858,585
Praxair, Inc.	8,225	941,351
The Mosaic Co.	10,193	275,211
The Sherwin-Williams Co.	2,265	644,778
		10,797,493
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,860	296,688
Vulcan Materials Co.	3,845	405,917
		702,605
Containers & Packaging 0.3%
Avery Dennison Corp.	2,633	189,866
Ball Corp.	4,082	291,006
International Paper Co.	11,867	487,022
Owens-Illinois, Inc.*	4,653	74,262
Sealed Air Corp.	5,653	271,400
WestRock Co.	7,273	283,865
		1,597,421
Metals & Mining 0.3%
Alcoa, Inc. (a)	37,866	362,756
Freeport-McMoRan, Inc. (a)	36,177	374,070
Newmont Mining Corp.	15,296	406,568
Nucor Corp.	9,191	434,734
		1,578,128
Telecommunication Services 2.7%
Diversified Telecommunication Services
AT&T, Inc.	177,656	6,958,785
CenturyLink, Inc.	15,734	502,859
Frontier Communications Corp. (a)	32,823	183,480
Level 3 Communications, Inc.*	8,366	442,143
Verizon Communications, Inc.	117,659	6,362,999
		14,450,266
Utilities 3.4%
Electric Utilities 2.1%
American Electric Power Co., Inc.	14,169	940,822
Duke Energy Corp.	19,877	1,603,676
Edison International	9,411	676,557
Entergy Corp.	5,172	410,036
Eversource Energy	9,166	534,745
Exelon Corp.	26,579	953,123
FirstEnergy Corp.	12,262	441,064
NextEra Energy, Inc.	13,292	1,572,975
PG&E Corp.	14,217	849,039
Pinnacle West Capital Corp.	3,232	242,626
PPL Corp.	19,445	740,271
Southern Co.	26,334	1,362,258
Xcel Energy, Inc.	14,649	612,621
		10,939,813
Gas Utilities 0.0%
AGL Resources, Inc.	3,430	223,430
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	19,446	229,463
NRG Energy, Inc.	9,273	120,642
		350,105
Multi-Utilities 1.1%
Ameren Corp.	7,012	351,301
CenterPoint Energy, Inc.	12,335	258,048
CMS Energy Corp.	7,974	338,417
Consolidated Edison, Inc.	8,471	649,048
Dominion Resources, Inc.	17,215	1,293,191
DTE Energy Co.	5,187	470,253
NiSource, Inc.	9,465	222,995
Public Service Enterprise Group, Inc.	14,626	689,470
SCANA Corp.	4,061	284,879
Sempra Energy	6,811	708,685
TECO Energy, Inc.	6,918	190,452
WEC Energy Group, Inc. (a)	9,096	546,397
		6,003,136
Water Utilities 0.1%
American Water Works Co., Inc.	5,176	356,782
Total Common Stocks (Cost $313,507,672)		518,618,468
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.3% **, 9/15/2016 (b) (Cost $584,186)	585,000	584,110
	Shares	Value ($)
Securities Lending Collateral 5.8%
Daily Assets Fund "Capital Shares", 0.48% (c) (d) (Cost $30,627,544)	30,627,544	30,627,544
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $344,719,402) †	104.5	549,830,122
Other Assets and Liabilities, Net	(4.5)	(23,661,400)
Net Assets	100.0	526,168,722

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $356,501,189. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $193,328,933. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $217,341,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,012,751.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $29,866,242, which is 5.7% of net assets.
(b)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At March 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/17/2016	77	7,898,275	233,887

Currency Abbreviation
USD	United States Dollars

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$518,618,468	$—	$—	$518,618,468
Government & Agency Obligation	—	584,110	—	584,110
Short-Term Investment	30,627,544	—	—	30,627,544
Derivatives(f)
Futures Contracts	233,887	—	—	233,887
Total	$549,479,899	$584,110	$—	$550,064,009

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 233,887

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016